Cost Method Investment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Cost Method Investment [Abstract]
Schedule of Cost Method Investment	Cost method investment consist of the following:
	As of June 30, 2024	As of December 31, 2023
10% Investment of Iluminar	$1,000,000	$1,000,000
Total	$1,000,000	$1,000,000
Cost method investment consist of the following:
	As of December 31, 2023	As of December 31, 2022
10% Investment of Iluminar	$1,000,000	$—
Total	$1,000,000	$—